Accounting policies - Additional criteria (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment of financial assets
Backstop criteria threshold period	30 days
Impairment threshold period	90 days
Minimum period for which instruments may be reclassified from Stage 2 to Stage 1 following reclassification to that category or from its forbearance date	2 years
Maximum period for which client may have other instruments balances due in order for instruments to be reclassifed from Stage 2 to Stage 1	30 days
Minimum period for which instruments may be reclassified from Stage 3 to Stage 2 following reclassification to that category or from its forbearance date	1 year
Maximum period for which client may have other instruments balances due in order for instruments to be reclassifed from Stage 3 to Stage 2	90 days
Threshold percentage for classifying sum of all transactions of customer as impaired	20.00%
Macroeconomic variables forecast term	3 years
Maximum exposure to credit risk	$ 1,428,587	$ 1,409,862
Minimum
Impairment of financial assets
Long term run average growth rate period	2 years
Maximum
Impairment of financial assets
Long term run average growth rate period	5 years
Commercial, financial and industrial loans
Impairment of financial assets
Impairment threshold period	90 days
Securitized mortgage assets
Impairment of financial assets
Impairment threshold period	90 days
Installment loans to individuals - Revolving consumer credit cards loans
Impairment of financial assets
Impairment threshold period	90 days
Installment loans to individuals - Non-revolving consumer loans
Impairment of financial assets
Impairment threshold period	90 days